Business Combinations (Details) - Clever Leaves [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2020	Dec. 31, 2021
Business Combinations (Details) [Line Items]
Cash in aggregate amount	$ 3,100
Schultze Special Purpose Acquisition Corp. [Member]
Business Combinations (Details) [Line Items]
Percentage of contributed stock, issued and outstanding	100.00%
NS US Holdings, Inc. [Member]
Business Combinations (Details) [Line Items]
Percentage of contributed stock, issued and outstanding	100.00%
Private Investment in Public Equity [Member] | Schultze Special Purpose Acquisition Corp. [Member]
Business Combinations (Details) [Line Items]
Purchase of shares	$ 8,881
Purchase price (in Dollars per share)	$ 9.5
Issued and aggregate of shares (in Shares)	934,819
Private Investment in Public Equity [Member] | Schultze Special Purpose Acquisition Corp. [Member] | Convertible Notes, 2022 [Member]
Business Combinations (Details) [Line Items]
Satisfaction, accrued and outstanding interest		$ 2,881